UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment  [    ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors Inc.
Address:           One Embarcadero Center, Suite 2300
                   San Francisco, California 94111

Form 13F File Number:     28-2623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:         Dana E. Smith
Title:        Chief Compliance Officer
Phone:        212-371-6360

Signature, Place, and Date of Signing:

/s/ Dana E. Smith   New York, New York     August 9, 2004

Report Type  (Check only one.):

[  X  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[     ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          61

Form 13F Information Table Value Total:          $1,433,486 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        13F File Number        Name

       01         28-10424       Amerindo Investment Advisors Inc. Offshore

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                                              FORM 13F INFORMATION TABLE
                                                                         VALUE  SHARES/ SH/Put/INVSTMT OTHRVOTING AUTHORITY
NAME OF ISSUER                                TTL OF CLASS  CUSIP     (X$1000) PRN  AMT PRNCallDSCRETN MGRSSOLE    SHARED NONE
Abgenix, Inc.                                 COM           00339B107         62     5262 SH     DEFINED 01     5262      0   0
Alcatel                                       COM           013904305       1526    98510 SH     SOLE          98510      0   0
Alexion Pharmaceuticals Inc.                  COM           015351109        392    21052 SH     DEFINED 01    21052      0   0
Amazon.com, Inc.                              COM           023135106        898    16500 SH     DEFINED 01    16500      0   0
Amazon.com, Inc.                              COM           023135106     122830  2257900 SH     SOLE        2257900      0   0
American SuperConductors Corp.                COM           030111108       7151   546750 SH     SOLE         546750      0   0
Ariba, Inc.                                   COM           04033V203       3069   257016 SH     SOLE         257016      0   0
Broadcom, Inc.                                COM           111320107        210     4500 SH     SOLE           4500      0   0
Brocade Communications Systems                COM           111621108        428    71557 SH     DEFINED 01    71557      0   0
Brocade Communications Systems                COM           111621108        248    41410 SH     SOLE          41410      0   0
CancerVax Corporation                         COM           13738Y107         42     5500 SH     DEFINED 01     5500      0   0
CancerVax Corporation                         COM           13738Y107      12758  1676490 SH     SOLE        1676490      0   0
Centura Software Corporation                  COM           15640W103          0      500 SH     DEFINED 01      500      0   0
CheckPoint Software                           COM                            675    25000 SH     SOLE          25000      0   0
CIENA Corporation                             COM           171779101        105    28416 SH     SOLE          28416      0   0
Cygnus, Inc.                                  COM           232560102          0     1000 SH     DEFINED 01     1000      0   0
Divine Inc.                                   COM           255402406          0     3393 SH     DEFINED 01     3393      0   0
Drugstore.com                                 COM           262241102        764   220200 SH     SOLE         220200      0   0
eBay Inc.                                     COM           278642103       1287    14000 SH     DEFINED 01    14000      0   0
eBay Inc.                                     COM           278642103     184673  2008409 SH     SOLE        2008409      0   0
Enron Corporation                             COM           293561106          3    60000 SH     DEFINED 01    60000      0   0
Eyetech Pharmaceuticals                       COM           302297106       7366   171613 SH     DEFINED 01   171613      0   0
Eyetech Pharmaceuticals                       COM           302297106      72428  1687503 SH     SOLE        1687503      0   0
FlexiInternational Software, Inc.             COM           338923105         11    45000 SH     DEFINED 01    45000      0   0
Genzyme Corporation General Div               COM           372917104        238     5028 SH     DEFINED 01     5028      0   0
Gilead Sciences, Inc.                         COM           375558103        804    12000 SH     DEFINED 01    12000      0   0
Gilead Sciences, Inc.                         COM           375558103      75509  1127000 SH     SOLE        1127000      0   0
HomeStore.com, Inc.                           COM           437852106      31933  8003300 SH     SOLE        8003300      0   0
iBEAM Broadcasting                            COM           45073P408          0      850 SH     DEFINED 01      850      0   0
Imclone Systems, Inc.                         COM           45245W109     198810  2317400 SH     SOLE        2317400      0   0
InfoSpace                                     COM           45678T201       3043    80000 SH     SOLE          80000      0   0
InterActiveCorp                               COM           45840Q101       7373   244636 SH     SOLE         244636      0   0
Juniper Networks, Inc.                        COM           48203R104      50482  2054600 SH     SOLE        2054600      0   0
Medimmune                                     COM           584699102        292    12500 SH     SOLE          12500      0   0
Mercury InterActive                           COM           589405109      36376   730000 SH     SOLE         730000      0   0
Net2000 Communications                        COM           64122G103          0      700 SH     DEFINED 01      700      0   0
Onyx Pharmaceuticals                          COM           683399109      13026   307500 SH     SOLE         307500      0   0
OSI Pharmaceuticals                           COM           671040103       9911   140700 SH     DEFINED 01   140700      0   0
OSI Pharmaceuticals                           COM           671040103      66214   940000 SH     SOLE         940000      0   0
PalmOne Inc                                   COM           69713P107       5939   170800 SH     SOLE         170800      0   0
Paragon Financial Group                       COM           69912C105          1    21488 SH     DEFINED 01    21488      0   0
Paragon Financial Group                       COM           69912C105          0     2772 SH     SOLE           2772      0   0
Persistence Software                          COM           715329207         60    15000 SH     SOLE          15000      0   0
Quokka Sports                                 COM           749077400          0      166 SH     DEFINED 01      166      0   0
Red Hat Inc.                                  COM           756577102      64300  2799300 SH     SOLE        2799300      0   0
Research In Motion LTD                        COM           760975102       3203    46800 SH     DEFINED 01    46800      0   0
Research In Motion LTD                        COM           760975102      19659   287200 SH     SOLE         287200      0   0
Salesforce.com                                COM           79466L302        161    10000 SH     DEFINED 01    10000      0   0
Salesforce.com                                COM           79466L302       7656   476400 SH     SOLE         476400      0   0
Sonus Networks                                COM           835916107      24236  5070300 SH     SOLE        5070300      0   0
Sycamore Networks                             COM           871206108       1474   348400 SH     SOLE         348400      0   0
Telik                                         COM           87959M109       9202   385500 SH     SOLE         385500      0   0
Time Warner, Inc.                             COM           887317105        149     8500 SH     SOLE           8500      0   0
Verisign, Inc.                                COM           92343E102         50     2500 SH     SOLE           2500      0   0
WebMD Corporation                             COM           94769M105      14198  1523400 SH     SOLE        1523400      0   0
Webvan Group, Inc.                            COM           94845V103          0    90910 SH     DEFINED 01    90910      0   0
XM Satellite Radio                            COM           983759101       8645   316800 SH     DEFINED 01   316800      0   0
XM Satellite Radio                            COM           983759101      92980  3407100 SH     SOLE        3407100      0   0
Yahoo!                                        COM           984332106       1039    28550 SH     DEFINED 01    28550      0   0
Yahoo!                                        COM           984332106     269577  7405968 SH     SOLE        7405968      0   0
Zhone Technologies                            COM           98950P108         20     5000 SH     DEFINED 01     5000      0   0


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